Income-Related Government Grants	12 Months Ended
Dec. 31, 2024
Income-Related Government Grants
Income-Related Government Grants

(D.9)Income-Related Government Grants

y Recognition of Income-Related Government Grants

We recognize income-related government grants as a reduction of the related expense in the period in which the expense is incurred.

At the end of 2023, we received a grant from the German government to fund research and development expenditures related to cloud infrastructure. The grant will provide reimbursements of up to €329 million for qualifying expenditures through 2027. As at December 31, 2024, the total amount recognized for reimbursement since the inception of the project was not material.